Assets Held for Sale (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	May 09, 2016	Apr. 24, 2016	Oct. 25, 2015	Oct. 30, 2016	Oct. 25, 2015	Oct. 26, 2014
Assets Held For Sale
Goodwill impairment charge				$ 991	$ 21,537	$ 0
Proceeds from sale of business				110,149
Clougherty Packing, LLC and with PFFJ, LLC | Assets Held For Sale
Assets held for sale
Current assets				80,861
Goodwill				12,703
Intangibles				14,321
Property, plant and equipment				74,812
Total assets held for sale				182,697
Liabilities held for sale
Total current liabilities held for sale				$ 44,066
Portion of DCB | Assets Held For Sale
Assets Held For Sale
Net sales					256,000
Assets held for sale
Current assets			$ 26,057		26,057
Goodwill			51,811		51,811
Intangibles			5,389		5,389
Property, plant and equipment			31,678		31,678
Total assets held for sale			114,935		114,935
Liabilities held for sale
Total current liabilities held for sale			3,191		$ 3,191
Portion of DCB | Assets Sold
Assets Held For Sale
Goodwill impairment charge		$ 1,000
Proceeds from sale of business	$ 110,100
Significant Other Observable Inputs (Level 2) | Portion of DCB | Assets Held For Sale
Assets Held For Sale
Goodwill impairment charge			$ 21,500